Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases [Abstract]
Operating lease expenses	$ 342,291	$ 315,346	$ 727,777	$ 536,475	$ 319,637
Short-term lease expenses	$ 8,812	$ 10,760	$ 6,702	$ 27,330	$ 76,134